ACQUISITIONS (Schedule of Fair Value of Assets and Liabilities Acquired) (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 06, 2015	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
The Company’s shares outstanding		4,162,556,067	4,161,175,592
The Company’s closing stock price at February 6, 2015		$ 0.1404	$ 0.1632
Goodwill arising on acquisition		$ 8.6	$ 1.1
Hanwha Solar One [Member]
Business Acquisition [Line Items]
The Company’s shares outstanding	457,980,262
The Company’s closing stock price at February 6, 2015	$ 0.22
Consideration attributable to common stock	$ 100.8
Pre-existing amount due from Q CELLS Group to SolarOne Group	5.0
Total consideration transferred	95.8
Cash and cash equivalents	70.2
Accounts receivable	156.5
Other current assets	408.3
Fixed assets	614.5
Land use rights	54.9
Other long-term assets	8.9
Total assets acquired	1,313.3
Short-term debt	219.4
Current portion of long-term debt	351.6
Other current liabilities	394.2
Long-term debt, net of current portion	248.6
Other long-term liabilities	4.8
Total liabilities assumed	1,218.6
Total net identifiable assets acquired	94.7
Goodwill arising on acquisition	1.1
Purchase consideration transferred	$ 95.8